Revenue - Additional Information (Detail) (USD $)	3 Months Ended			12 Months Ended
	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Revenue Recognition Milestone Method [Line Items]
Revenue	$ 33,000	$ 47,000	$ 6,000	$ 80,000	$ 6,000	$ 625,000
Material Transfer Agreement [Member]
Revenue Recognition Milestone Method [Line Items]
Revenue				61,000	6,000	625,000
Material Transfer Agreement One [Member]
Revenue Recognition Milestone Method [Line Items]
Revenue				$ 19,000